Related Party Transactions (Details Narrative) - USD ($)												3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 20, 2024	Feb. 20, 2024	Sep. 27, 2023	Jan. 09, 2023	Jan. 06, 2023	Jan. 04, 2023	Jan. 03, 2023	Dec. 30, 2022	Jan. 08, 2022	Sep. 30, 2021	Sep. 28, 2021	Mar. 31, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 14, 2025	Nov. 04, 2024	Jan. 04, 2024	Dec. 28, 2023	Sep. 26, 2023
Ordinary shares, par value												$ 1	$ 1
Common stock, shares outstanding												1	1
Number of shares issued
Common Stock [Member]
Issue of ordinary shares, shares												1
Number of shares issued												$ 1
Alphatime Acquisition Corp [Member]
Number of shares issued						115,500
Ordinary shares, par value									$ 0.0001					$ 0.0001	$ 0.0001
Issue of ordinary shares, shares	3,403,976							5,800
Common stock, shares outstanding	3,469,450													2,134,200						6,873,426
Shares issued price per share				$ 10.18		$ 2.00
Sale of Stock, Description of Transaction							The Founder Shares and Private Units (and underlying securities) will not, subject to certain exceptions, be transferred, assigned, sold or released from escrow in the case of (i) 50% of the Founder Shares and Private Units (and underlying securities) until the earlier to occur of: (A) six months after the date of the consummation of our initial business combination, or (B) the date on which the closing price of our ordinary shares equals or exceeds $12.50 per share (as adjusted for share splits, share dividends, reorganizations and recapitalizations) for any 20 trading days within any 30-trading day period commencing after our initial business combination and (ii) the remaining 50% of the Founder Shares and Private Units (and underlying securities) until six months after the date of the consummation of our initial business combination, or earlier, in either case, if, subsequent to our initial business combination, we consummate a subsequent liquidation, merger, stock exchange or other similar transaction which results in all of our shareholders having the right to exchange their shares for cash, securities or other property.
Deposits	$ 55,000	$ 55,000	$ 690,000											$ 55,000
Deposits	$ 55,000																		$ 165,000	$ 55,000
Promissory note deposited into Trust Account																		$ 385,000
Administration fee														120,000
Alphatime Acquisition Corp [Member] | Sponsor [Member]
Notes Payable		20,000															$ 2,500
Debt Instrument, Face Amount		$ 690,000
Alphatime Acquisition Corp [Member] | Promissory Note [Member]
Principal amount										$ 300,000
Debt maturity date description										The Promissory Note was amended and restated on November 23, 2021, to change the December 31, 2021 due date to March 31, 2022, amended and restated on January 26, 2022 to change the March 31, 2022 due date to May 31, 2022 and amended and restated again on October 20, 2022 to change the May 31, 2022 due date to December 31, 2022. The Promissory Note was non-interest bearing and payable on the earlier of (i) December 31, 2022, or (ii) the consummation of the IPO.
Notes payable																					$ 690,000
Alphatime Acquisition Corp [Member] | Promissory Note [Member] | Sponsor [Member]
Notes payable																				660,000	$ 690,000
Deposits																				$ 385,000
Loans payable														1,262,500	$ 690,000
Alphatime Acquisition Corp [Member] | Over-Allotment Option [Member]
Number of shares issued					900,000
Sale of stock consideration				$ 9,000,000
Issue of ordinary shares, shares				900,000	900,000	900,000
Stock price per share				$ 10.00	$ 10.00
Deferred offering costs						$ 2,415,000
Alphatime Acquisition Corp [Member] | Private Placement [Member] | Sponsor [Member]
Number of shares issued						370,500
Stock price per share						$ 10.00
Sale of Stock, Description of Transaction						Each whole Private Placement Unit will consist of one ordinary share (“Private Share”), one warrant (“Private Warrant”) and one right (“Private Right”) entitling the holder thereof to receive one-tenth of one Private Share upon the completion of an Initial Business Combination.
Alphatime Acquisition Corp [Member] | Common Stock [Member]
Issue of ordinary shares, shares								58,000							6,000,000
Number of shares issued															$ 600
Alphatime Acquisition Corp [Member] | Maximum [Member] | Common Stock [Member]
Weighted average number of share									225,000
Sponsor [Member] | Alphatime Acquisition Corp [Member]
Number of shares issued					17,325				287,500
Issue of ordinary shares, shares									287,500
Common stock, shares outstanding									1,725,000
Other liabilities					$ 352,350
Stock price per share					$ 2.00
Deferred offering costs														200,000
Cash fee															40,000	$ 160,000
Sponsor [Member] | Alphatime Acquisition Corp [Member] | Private Placement [Member]
Number of shares issued				38,700	38,700	370,500
Issue of ordinary shares, shares					409,200
Stock price per share				$ 10.00		$ 10.00
Shares issued price per share					$ 10.00
Number of shares issued					$ 4,092,000
Sponsor [Member] | Alphatime Acquisition Corp [Member] | Maximum [Member]
Sponsor fees per month														10,000
Underwriters [Member] | Alphatime Acquisition Corp [Member] | Founder Shares [Member]
Number of shares issued					17,325
Sale of stock consideration					$ 34,650
Stock price per share					$ 2.00
Related Party [Member] | Alphatime Acquisition Corp [Member]
Other liabilities					$ 352,350
Notes payable														1,262,500	690,000
Other liabilities														$ 568,299	$ 199,318
Common Class B [Member] | Alphatime Acquisition Corp [Member]
Common stock shares cancelled									20,000,000
Ordinary shares, par value									$ 0.0001					$ 0.0001
Number of shares repurchased									1,437,500
Issue of ordinary shares, shares									1,437,500		1,437,500
Weighted average number of share											187,500
Number of shares issued											$ 25,000
Common Class B [Member] | Sponsor [Member] | Alphatime Acquisition Corp [Member]
Number of shares issued											1,437,500
Sale of stock consideration											$ 25,000
Common Class A [Member] | Alphatime Acquisition Corp [Member]
Common stock shares cancelled									200,000,000
Ordinary shares, par value									$ 0.0001					$ 0.0001